PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	$ 4,047	$ 4,076
Additions during the year
Balance at end of year	8,206	4,047
Computers and Communications Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	18	23
Balance at end of year	47	18
Production and Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	3,990	4,011
Balance at end of year	3,575	3,990
Office Furniture and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	39	42
Balance at end of year	46	39
Leasehold Improvements [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year
Balance at end of year	157
Advances payments for property and equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year
Balance at end of year	4,381
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	8,872	8,200
Additions during the year	5,001	672
Disposal during the year	(184)
Balance at end of year	13,689	8,872
Cost [Member] | Computers and Communications Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	136	127
Additions during the year	45	9
Disposal during the year
Balance at end of year	181	136
Cost [Member] | Production and Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	6,989	6,334
Additions during the year	316	655
Disposal during the year	(184)
Balance at end of year	7,121	6,989
Cost [Member] | Office Furniture and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	149	141
Additions during the year	18	8
Disposal during the year
Balance at end of year	167	149
Cost [Member] | Leasehold Improvements [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	1,598	1,598
Additions during the year	241
Disposal during the year
Balance at end of year	1,839	1,598
Cost [Member] | Advances payments for property and equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year
Additions during the year	4,381
Disposal during the year
Balance at end of year	4,381
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	4,825	4,124
Additions during the year	829	701
Disposal during the year	(171)
Balance at end of year	5,483	4,825
Accumulated Depreciation [Member] | Computers and Communications Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	118	104
Additions during the year	16	14
Disposal during the year
Balance at end of year	134	118
Accumulated Depreciation [Member] | Production and Laboratory Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	2,999	2,323
Additions during the year	718	676
Disposal during the year	(171)
Balance at end of year	3,546	2,999
Accumulated Depreciation [Member] | Office Furniture and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	110	99
Additions during the year	11	11
Disposal during the year
Balance at end of year	121	110
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year	1,598	1,598
Additions during the year	84
Disposal during the year
Balance at end of year	1,682	1,598
Accumulated Depreciation [Member] | Advances payments for property and equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of year
Additions during the year
Disposal during the year
Balance at end of year